Taxation (Details) - Schedule of taxation (Parentheticals)	12 Months Ended
	Feb. 28, 2022		Feb. 28, 2021		Feb. 29, 2020
Schedule of taxation [Abstract]
Applicable tax rate	17.00%	[1]	17.00%	[1]	28.00%

[1]	This is the corporate tax rate in Singapore.